Financial instruments - Schedule of Nature and Extent of Risks Arising from Financial Instruments (Details) - Currency risk	12 Months Ended
	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $ $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / $
Disclosure of financial assets [line items]
January 1, 2022 Opening rate				0.787	1.271
December 31, 2022 Closing rate	0.739	0.739	1.354
Fiscal 2022 Average rate	0.769	1.301